Shareholders Equity	12 Months Ended
Sep. 30, 2024
Shareholders Equity
Shareholders' Equity

Note 12 - Shareholders’ equity

Ordinary shares and warrants

FAMI is a holding company which was incorporated under the laws of the Cayman Islands on July 28, 2015. On July 22, 2021, the authorized share capital of the Company was increased from 200,000,000 ordinary shares of $0.001 par value each to 600,000,000 ordinary shares of $0.001 par value each. On May 31, 2022, the Company consolidated its ordinary shares at a ratio of one-for-twenty-five. On September 25, 2023, the Company consolidated its ordinary shares at a ratio of one-for-eight, and, immediately following the share consolidation, the authorized share capital of the Company was increased from $2.5 million divided into 12.5 million ordinary shares of $0.20 par value each to $100 million divided into 500 million ordinary shares of $0.20 par value each by creation of an additional 487.5 million ordinary shares of $0.20 par value each. As a result of the reverse share split, 2,292, 473, and 66 ordinary shares were cancelled for the years ended September 30, 2024, 2023, and 2022, respectively.

For the year ended September 30, 2022, the Company issued 30,000,000 ordinary shares at $0.20 per ordinary share for net proceeds of $6.0 million in February 2022. After share consolidation in May 2022 and September 2023, the issuance of 30 million ordinary shares was first retrospectively adjusted to 1.2 million ordinary shares and then 150,000 ordinary shares.

For the year ended September 30, 2023, the Company issued 21,052,632 ordinary shares at $0.38 per ordinary share for net proceeds of $7.9 million in July 2023. After share consolidation in September 2023, the issuance of 21,052,632 ordinary shares was retrospectively adjusted to 2,631,579 ordinary shares.

For the year ended September 30, 2024, the Company issued 3,433,167 ordinary shares at $0.30 per ordinary share for net proceeds of $0.8 million in July 2024. In connection with this offering, on August 26, 2024, 3,433,167 warrants were issued with an exercise price of $0.75, exercisable immediately, which expire five years after their issuance date on August 26, 2024 (i.e., August 25, 2029). For the year ended September 30, 2024, no warrant was exercised. As of September 30, 2024, 3,433,167 warrants are outstanding, out of the money and antidilutive.

For the years ended September 30, 2024 and 2023, 1,154,000 and 474,137 ordinary shares, respectively, were issued for the redemption of $1.2 million and $1.1 million convertible notes, respectively.

Share incentive plan

The Company established a pool for shares and share options for employees. This pool contains shares and options to purchase 1,168,000 (or 5,840 after reverse share split) ordinary shares, equal to 10% of the number of ordinary shares outstanding at the conclusion of the initial public offering. Subject to approval by the Compensation Committee of our Board of Directors, the Company may grant shares or options in any percentage determined for a particular grant. Any options granted will vest at a rate of 20% per year for five years and have a per share exercise price equal to the fair market value of one of ordinary shares on the date of grant. 596,600 (or 2,983 after reverse share split) ordinary shares were granted in March 2011. As of September 30, 2024 and 2023, after share consolidation on September 25, 2023, the remaining ordinary shares available to be issued are 2,857 and 2,857, respectively.

Statutory reserve

The Company is required to make appropriations to reserve funds, comprising the statutory surplus reserve and discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”).

Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entities’ registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. As of September 30, 2024 and 2023, the balance of the required statutory reserves was $0.7 million and $1.7 million, respectively.